Post-Employment Benefits - Summary of Expected Future Benefit Payments (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2018 CAD ($)
Disclosure of defined benefit plans [line items]
2019	$ 337
2020	345
2021	354
2022	364
2023	374
2024-2028	2,023
Total	3,797
Pension plan [member]
Disclosure of defined benefit plans [line items]
2019	310
2020	317
2021	325
2022	334
2023	343
2024-2028	1,854
Total	3,483
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
2019	27
2020	28
2021	29
2022	30
2023	31
2024-2028	169
Total	$ 314